Other assets and prepaid expenses	6 Months Ended
Jun. 30, 2023
Other assets and prepaid expenses
Other assets and prepaid expenses

8.     Other assets and prepaid expenses

The other assets and prepaid expenses as of June 30, 2023 of €7.9 million (December 31, 2022: €2.5 million) are short-term in nature, do not bear interest and are not impaired. The other assets and prepaid expenses mainly comprise a prepayment of €3.2 million for clinical trial management services and €0.7 million for reservation for toxicity study capacity (December 31, 2022: €1.1 million for the reservation of manufacturing capacity), a directors and officers’ liability insurance premium of €1.2 million (December 31, 2022: €0 million) and €1.5 million (December 31, 2022: €0.5 million) prepayment for assets secured for new premises.